Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Mountain Province Diamonds Inc.
Entity Central Index Key	0001004530
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Annual Report	true
Document Registration Statement	false
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	210,697,474
ICFR Auditor Attestation Flag	true
Entity File Number	001-32468
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	TD Canada Trust Tower – Brookfield Place
Entity Address, Address Line Two	161 Bay Street, Suite 1410
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
City Area Code	416
Entity Address, Postal Zip Code	M5J 2S1
Local Phone Number	361 3562
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Waterloo, ON, Canada
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Registered Agent Solutions Inc.
Entity Address, Address Line One	99 Washington Avenue, Suite 1008
Entity Address, City or Town	Albany
Entity Address, State or Province	NY
City Area Code	888
Entity Address, Postal Zip Code	12260
Local Phone Number	705 7274